FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Feb. 02, 2018
Fair Value Disclosures [Abstract]
Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of February 2, 2018 and February 3, 2017:

	February 2, 2018 (a)				February 3, 2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(in millions)
Assets:
Cash and cash equivalents:
Money market funds	$8,641	$—	$—	$8,641	$4,866	$—	$—	$4,866
Municipal obligations	—	—	—	—	—	3	—	3
U.S. corporate debt securities	—	23	—	23	—	—	—	—
Foreign corporate debt securities	—	65	—	65	—	—	—	—
Debt securities:
U.S. government and agencies	682	392	—	1,074	444	470	—	914
U.S. corporate	—	2,003	—	2,003	—	1,800	—	1,800
Foreign	—	2,547	—	2,547	—	2,083	—	2,083
Municipal obligations	—	—	—	—	—	352	—	352
Asset-backed securities	—	—	—	—	—	4	—	4
Equity and other securities	236	5	—	241	169	—	—	169
Derivative instruments	—	83	—	83	—	205	—	205
Total assets	$9,559	$5,118	$—	$14,677	$5,479	$4,917	$—	$10,396
Liabilities:
Derivative instruments	$—	$184	$—	$184	$—	$64	$—	$64
Total liabilities	$—	$184	$—	$184	$—	$64	$—	$64
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(a) The Company did not transfer any securities between levels during the fiscal year ended February 2, 2018.

Carrying Value and Estimated Fair Value of Outstanding Debt
The following table summarizes the carrying value and estimated fair value of the Company's outstanding debt as described in Note 8 of the Notes to the Consolidated Financial Statements, including the current portion, as of the dates indicated:

	February 2, 2018		February 3, 2017
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in billions)
Senior Secured Credit Facilities	$10.4	$10.6	$11.4	$11.7
First Lien Notes	$19.7	$21.9	$19.7	$21.8
Unsecured Notes and Debentures	$2.3	$2.5	$2.3	$2.5
Senior Notes	$3.1	$3.4	$3.1	$3.5
EMC Notes	$5.5	$5.4	$5.5	$5.4
VMware Notes	$4.0	$3.9	$—	$—
Margin Bridge Facility	$—	$—	$2.5	$2.5
Margin Loan Facility	$2.0	$2.0	$—	$—
VMware Note Bridge Facility	$—	$—	$1.5	$1.5